Share-based compensation - Schedule of number of share options outstanding (Details)	9 Months Ended
	Sep. 30, 2026 $ / shares	Sep. 30, 2025 $ / shares	Sep. 30, 2026 $ / shares	Sep. 30, 2026 exercisable
Schedule Of Number Of Share Options Outstanding Abstract
Number of options, Outstanding Ending	160,956	42,456
Weighted average exercise price, Outstanding Ending	$ 6.97	$ 6.97
Number of options, Granted	635,500	155,692
Weighted average exercise price, Granted	$ 4.91	$ 18.6
Number of options,Cancelled	(76,000)
Weighted average exercise price, Cancelled	$ 11.9
Number of options, Expired	(12,956)	(37,192)
Weighted average exercise price, Expired	$ 5.6	$ 5.53
Number of options, Outstanding Ending	707,500	160,956
Weighted average exercise price, Outstanding Ending	$ 7.23	$ 18.87
Number of options, Exercisable	307,500	160,956		307,500
Weighted average exercise price, Exercisable		$ 18.87	$ 10.38